OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit pension obligation	$ 20	$ 18
Accrued employee benefits	6	5
Reforestation obligation	2	2
Other	1	2
Other liabilities	$ 29	$ 27